UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-1548

                           Armstrong Associates, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201
--------------------------------------------------------------------------------
                    (Address of principal executive offices)

                                  C. K. Lawson
                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number: 214-720-9101

Date of fiscal year end: June 30

Date of reporting period: June 30, 2005

ITEM 1.  SHAREHOLDERS REPORT.

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Shareholders Report                                                June 30, 2005

--------------------------------------------------------------------------------
                                                                       armstrong
                                                                      associates
                                                                            inc.


--------------------------------------------------------------------------------
armstrong associates inc.-------------------------------------------------------

Management Report to Shareholders and Discussion of Armstrong's
Performance for the 2005 Fiscal Year

Armstrong Associates ended its June 30, 2005 fiscal year with total assets of $17,042,802 and a per share price of $12.13. The total investment return for the 12 months, assuming the reinvestment of the $0.63 capital gains distribution made in December 2004, was +4.64%.

Equity markets were volatile during the full year and many of the broader based market indices have shown little progress over the past six months. For the 12 months ending June 30, the price-weighted Dow Jones Industrials had a capital return, excluding dividends, of -1.54% and the capitalization-weighted Standard and Poor's 500 Index had a total return, including dividends, of +6.32%. During the first half of calendar 2005, these two indexes recorded declines of -4.71% and -0.81%, respectively, while Armstrong declined -0.33%.

News concerning Iraq, rising energy prices and repeated moves by the Federal Reserve to tighten short-term interest rates topped the short list of investor concerns during the year. Surprisingly, despite the negative implications of the news headlines focused on these issues, particularly over the past few months, long-term interest rates have shown little change and corporate earnings reports have been generally favorable. While raised investor expectations for revenue and earnings for the current year seem to be moderating for many leading corporations, we believe the business outlook over the balance of 2005 into 2006 should be reasonably constructive. If correct, the trading range of the general market so far this year could serve as a base for more favorable results as the year progresses.

Looking at the Armstrong portfolio during its 2005 fiscal year, Abbott, Black & Decker, Waste Connections, Corning, UTI Worldwide, Boeing and Pentair were the major profit contributors for the year. On the negative side, Avery, Pfizer, Amazon, Tellabs and Clear Channel were the largest losers. New positions established during the year included

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commitments in the energy related area, Halliburton, Fluor, Pogo and Weatherford
International. Significant sales included Black & Decker and Tellabs. The Fund's cash and equivalents position, which varies with the availability of suitable investments at a reasonable price/risk relationship, was 12.65% at the start of the fiscal year and 5.39% on June 30, 2005. In terms of the capitalization size of the investments in Armstrong's portfolio, nineteen issues had market capitalization in excess of $25 billion and twenty issues were under that level. As of the fiscal year end, the unweighted capitalization average of the investments in the portfolio was approximately $56 billion. As in the past, the focus of the investments selected for Armstrong's portfolio was on long-term fundamental earning prospects and the potential for capital gains overtime.

Management of the Fund terminated the services of Grant Thornton, LLP, Armstrong's auditor for the thirteen years ending June 30, 2004, on April 6, 2005. The Audit Committee of Armstrong recommended retaining the accounting firm of Farmer, Fuqua & Huff, P.C., for the 2005 fiscal year audit. The selection was approved by the full Board of Directors of Armstrong at a meeting held April 6, 2005. During the most recent two fiscal years, there were no disagreements or differences of opinion between the Fund's management and Grant Thornton, LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope of procedures.

Please call or write if you have any questions concerning your Armstrong investment.

Sincerely,

/s/ C.K. Lawson

C.K. Lawson
President

August 10, 2005
armstrong associates inc.-------------------------------------------------------

Graphs of Historical Performance and Related Comments

The following graphs compare the change in value over the past ten and thirty-one years of $10,000 invested in the Fund compared to the same investment over the same periods in the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") and the Value Line Composite Index, which consists of approximately 1,700 issues (the "Value Line Index").

The graphs assume that investment in the Fund, which has never been managed to emulate any particular market index, was made at the Fund's net asset value at the beginning of the 10 and 31 year periods and reflect the net asset value of the investment at the end of each of the years indicated in the period with all dividends and distributions by the Fund reinvested. The S&P 500 is adjusted to reflect reinvestment of dividends paid by securities in the index. The Value Line Index reflects only changes in the prices of the securities included in the index and does not include dividend reinvestments.

The S&P 500 is a market value-weighted index and, as a result, companies with the largest market capitalizations have a disproportionate impact on the overall performance of the index. Stocks included in the Value Line Index are equally-weighted to reflect the average price change in the stocks included in the index.

             Comparison of Change in Value of $10,000 Investment in
Armstrong Associates, Inc., the S&P 500 Index and the Value Line Composite Index
                  for the 10 and 31 Years Ending June 30, 2005

-------------------------------------------------
   Average Annual Total Return of Armstrong
Associates, Inc. for Periods Ending June 30, 2005
-------------------------------------------------
      1 Year         5 Year         10 Year
-------------------------------------------------
       4.64%         -2.00%           6.53%
-------------------------------------------------

                [LINE CHART]

                                        6-30-2005
                                        ---------
Armstrong Associates                    $18,825.46
S&P 500                                 $25,785.72
Value Line Composite                    $12,698.90


-------------------------------------------------
  Average Annual Total Return of Armstrong
Associates, Inc. for Periods Ending June 30, 2005
-------------------------------------------------
                  31 Years
-------------------------------------------------
                   11.48%
-------------------------------------------------

                [LINE CHART]

                                        6-30-2005
                                        ---------
Armstrong Associates                   $307,154.86
S&P 500                                $386,454.80
Value Line Composite                    $61,172.79


Note: The dollar figures and graphs reflect total returns for Armstrong Associates and the S&P 500 Index.

The graph and dollar values for the Value Line Composite do not include any dividend returns but simply represents price performance.

Past performance is not predictive of future performance. Data Source: Standard & Poor's Micropal, Inc.

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About Your Fund's Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example Table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $11,200 account value divided by $1,000 = 11.2), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purpose

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expense, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate that actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with 5% hypothetical examples that appear in the shareholder reports of the funds. You may want to add other fees that are not included in the expenses shown in the table such as IRA fees and charges for extra services such as bank wires.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees (Note that there are no transaction costs associated with Armstrong Associates shares transactions). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Example

The following Example is based on an investment of $1,000 invested for the six months ended June 30, 2005.

                                  Beginning          Ending
                                Account Value     Account Value   Expenses Paid
                              December 31, 2004   June 30, 2005   During Period*
--------------------------------------------------------------------------------
Actual                            $1,000.00         $  996.71         $6.34
Hypothetical                      $1,000.00         $1,018.57         $6.43
 (5% return before expenses)
--------------------------------------------------------------------------------
*Expenses are equal to Armstrong Associates annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 184/365 days.

armstrong associates inc.-------------------------------------------------------

Statement of Assets and Liabilities -- June 30, 2005

Assets:
Investments in securities, at market value (identified cost, $9,485,786)   $16,983,294
Cash                                                                            55,746
Dividends receivable                                                            13,538
Interest receivable                                                              1,189
Prepaid expenses and other assets                                                3,159
------------------------------------------------------------------------   -----------
                                                                            17,056,926
Liabilities:
Payable to Portfolios, Inc                                                      13,477
Accrued expenses and other liabilities                                             647
------------------------------------------------------------------------   -----------
                                                                                14,124
------------------------------------------------------------------------   -----------
Net assets                                                                 $17,042,802
========================================================================   ===========
Net assets consist of
   Paid in capital                                                         $ 9,389,529
   Distributable earnings                                                        7,377
   Accumulated undistributed net realized gains on investments                 148,388
   Net unrealized appreciation on investments                                7,497,508
------------------------------------------------------------------------   -----------
Net assets applicable to 1,404,878 shares outstanding                      $17,042,802
========================================================================   ===========
Net asset value per share                                                  $     12.13
========================================================================   ===========


6  The accompanying notes are an integral part of these financial statements.

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Statement of Changes in Net Assets -- Years Ended June 30

                                                                2005            2004
------------------------------------------------------------------------------------
Operations:
   Net investment income                                $     28,767    $        409
   Net realized gains on investments                         605,668         402,199
   Increase in unrealized appreciation of investments        123,437       1,470,497
-----------------------------------------------------   ------------    ------------
         Net increase in net assets resulting
            from operations                                  757,872       1,873,105
Distributions to shareholders
   Distributions paid                                       (844,770)       (104,528)
-----------------------------------------------------   ------------    ------------
         Decrease in net assets resulting from
            distributions to shareholders                   (844,770)       (104,528)
Capital share transactions
   Net proceeds from sale of capital stock                   793,963       1,032,046
   Net asset value of shares issued as reinvestment
      of dividends                                           815,809         100,613
-----------------------------------------------------   ------------    ------------
                                                           1,609,772       1,132,659
Less cost of shares repurchased                             (707,227)       (821,800)
-----------------------------------------------------   ------------    ------------
         Net increase in net assets resulting from
            capital share transactions                       902,545         310,859
-----------------------------------------------------   ------------    ------------
         Total increase in net assets                        815,647       2,079,436
Net assets:
Beginning of year                                         16,227,155      14,147,719
-----------------------------------------------------   ------------    ------------
End of year (Note)                                      $ 17,042,802    $ 16,227,155)
=====================================================   ============    ============

Note: At June 30, 2005, undistributed net realized investment gains were $148,388, and distributable earnings were $7,377. At June 30, 2004, undistributed net realized investment gains were $387,535, and distributions in excess of net investment income were $21,395.


The accompanying notes are an integral part of these financial statements.     7
armstrong associates inc.-------------------------------------------------------

Statement of Operations -- Year Ended June 30, 2005

Investment income
      Dividends                                        $200,124
      Interest                                           36,849
-------------------------------------------------                    ----------
                                                                        236,973
   Operating expenses
      Investment advisory fees                         $132,032
      Administrative fees                                16,000
      Custodian fees                                      7,856
      Transfer agent fees                                 9,162
      Legal fees                                            300
      Accounting fees                                    18,404
      Registration fees, licenses and other               3,574
      Reports and notices to shareholders                 9,278
      Directors' fees and expenses                        9,800
      Insurance expense                                   1,800         208,206
-------------------------------------------------      --------      ----------
            Net investment income                                        28,767
-------------------------------------------------                    ----------
Realized and unrealized gains on investments
   Realized gains
      Proceeds from sales                                             1,041,331
      Cost of securities sold                                          (435,663)
-------------------------------------------------                    ----------
            Net realized gains                                          605,668
-------------------------------------------------                    ----------
   Unrealized appreciation
      Beginning of year                                               7,374,071
      End of year                                                     7,497,508
-------------------------------------------------                    ----------
            Increase in unrealized appreciation                         123,437
-------------------------------------------------                    ----------
            Net realized and unrealized gains
               on investments                                           729,085
-------------------------------------------------                    ----------
            Increase in net assets from operations                   $  757,872
=================================================                    ==========


8  The accompanying notes are an integral part of these financial statements.

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Portfolio of Investments in Securities -- June 30, 2005

                                                       Shares or
                                                principal amount              Cost      Market value
----------------------------------------------------------------------------------------------------
COMMON STOCK (94.26%)
 Industry and issue
   Aerospace (4.35%)
     The Boeing Company                                    5,000       $   293,580       $   330,000
     United Technologies Corporation                       8,000           254,750           410,800
----------------------------------------------------------------------------------------------------
                                                                           548,330           740,800
----------------------------------------------------------------------------------------------------
   Broadcasting, Media and Advertising (7.13%)
     Clear Channel Communications, Inc.                    6,000           267,650           185,580
     Omnicom Corporation                                   5,000           275,750           399,300
     Spanish Broadcasting, Inc.*                          13,000           120,290           129,870
     Time Warner, Inc.*                                   30,000           208,192           501,300
----------------------------------------------------------------------------------------------------
                                                                           871,882         1,216,050
----------------------------------------------------------------------------------------------------
   Business Services (3.60%)
     Iron Mountain, Inc.*                                 10,500           265,081           325,710
     Staples, Inc.*                                       13,500           175,875           287,415
----------------------------------------------------------------------------------------------------
                                                                           440,956           613,125
----------------------------------------------------------------------------------------------------
   Chemical Products and Related (7.94%)
     Avery Dennison Corporation                           15,000           211,200           794,400
     Praxair, Inc.                                        12,000           212,890           559,200
----------------------------------------------------------------------------------------------------
                                                                           424,090         1,353,600
----------------------------------------------------------------------------------------------------
   Communications and Related (2.34%)
     Corning, Inc.*                                       24,000           131,044           398,880
   Computer, Software and Related (11.26%)
     Cisco Systems, Inc.*                                 10,000           176,200           190,800
     Dell, Inc.*                                           8,000           232,103           315,680
     Intel Corporation                                    10,000           169,100           260,200
     Intuit, Inc.*                                         6,000           268,337           270,660
     Oracle Systems Corporation*                          48,000            75,259           633,600
     Microsoft Inc.                                       10,000           267,700           248,400
----------------------------------------------------------------------------------------------------
                                                                         1,188,699         1,919,340
----------------------------------------------------------------------------------------------------
   Consumer Products and Related (10.04%)
     Amazon.Com, Inc.*                                     6,000           268,996           198,540
     The Gillette Company                                  7,232           166,636           366,156
     Kimberly Clark Corporation                            6,000           227,121           375,540
     Wal-Mart Stores, Inc.                                16,000           196,800           771,200
----------------------------------------------------------------------------------------------------
                                                                           859,553         1,711,436
----------------------------------------------------------------------------------------------------
   Energy and Related (6.46%)
     Fluor Corporation                                     5,000           303,002           287,950
     Halliburton Company*                                  5,500           238,361           263,010
     Pogo Producing Company                                5,000           256,258           259,550
     Weatherford International, Inc.                       5,000           284,733           289,900
----------------------------------------------------------------------------------------------------
                                                                         1,082,354         1,100,410
----------------------------------------------------------------------------------------------------

armstrong associates inc.-------------------------------------------------------

                                                       Shares or
                                                principal amount              Cost      Market value
----------------------------------------------------------------------------------------------------
   Environmental Service (6.05%)
     Pentair, Inc.                                         7,000           231,134           299,670
     Waste Connection, Inc.                               12,000           241,040           447,480
     Waste Management, Inc.                               10,000           309,300           283,400
----------------------------------------------------------------------------------------------------
                                                                           781,474         1,030,550
----------------------------------------------------------------------------------------------------
   Financial and Related (3.79%)
     Bank of America Corporation                           8,000           240,350           364,880
     First Data Corporation                                7,000           279,632           280,980
----------------------------------------------------------------------------------------------------
                                                                           519,982           645,860
----------------------------------------------------------------------------------------------------
   Food and Beverages (6.33%)
     Pepsico, Inc.                                        20,000           116,802         1,078,600
   Leisure Time (2.27%)
     Royal Caribbean Cruises Ltd.                          8,000           203,564           386,880
   Medical and Related (15.95%)
     Abbott Laboratories                                  20,000           114,024           980,200
     AMGEN, Inc.*                                          6,000           243,090           362,760
     Medtronics, Inc.                                     20,000           190,437         1,035,800
     Pfizer, Inc.                                         12,284           169,997           338,793
----------------------------------------------------------------------------------------------------
                                                                           717,548         2,717,553
----------------------------------------------------------------------------------------------------
   Restaurants (3.29%)
     Brinker International, Inc.*                         14,000       $   260,961       $   560,700
   Transportation services (3.46%)
     United Parcel Service, Inc.                           3,500           261,968           242,060
     UTI Worldwide, Inc.                                   5,000           157,229           348,100
----------------------------------------------------------------------------------------------------
                                                                           419,197           590,160
----------------------------------------------------------------------------------------------------
     Total common stocks                                               $ 8,566,436       $16,063,944
----------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
SHORT-TERM DEBT (5.39%)
   U.S. Treasury bills, due August and September 2005                  $   919,350       $   919,350
----------------------------------------------------------------------------------------------------
      Total investment securities - 99.65%                             $ 9,485,786       $16,983,294
====================================================================================================
      Other assets les liabilities - 0.35%                                                    59,508
----------------------------------------------------------------------------------------------------
      Net assets - 100.00%                                                               $17,042,802
====================================================================================================

* Non-income producing


10  The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements -- June 30, 2005

Note A -- Nature of Operations and Summary of Accounting Policies

      A summary of the significant accounting policies consistently applied in the preparation of the accompanying financial statements follows:

Nature of Operations

      Armstrong Associates, Inc. (the Company) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company.

Valuation of Securities

      The Company's investments in common stocks traded on a national securities exchange or reported on the NASDAQ national market are carried at market value, which is determined by the last reported sales price as reported thereon prior to the time as of which assets are valued. Short-term debt securities are carried at cost which approximates market.

Investment Transactions and Investment Income

      Investment transactions are recorded on the trade date basis, and realized gains and losses are calculated using the identified cost method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Note B -- Federal Income Taxes

      As of June 30, 2005, the Company qualified and intends to continue to qualify each fiscal year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended. By qualifying, the Company will not be subject to federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Note C -- Purchases and Sales of Securities

      For the year ended June 30, 2005, purchases and sales of securities, excluding short-term debt securities and U.S. government obligations, aggregated $2,568,320 and $1,041,332, respectively.

      The Company paid total brokerage commissions aggregating $8,100 in 2005 on purchases and sales of investment securities. All commissions were paid to unaffiliated broker-dealers.

Note D -- Investment Advisory, Transfer Agent and Administrative Fees

      The Company has agreed to pay its investment adviser, Portfolios, Inc. (Portfolios), a fee of .80% per annum of the average net asset value of the Company. For the year ended June 30, 2005, investment advisory fees to Portfolios amounted to $132,032. In order to effectively limit the expenses of the Company, the adviser has agreed to reimburse the Company for all expenses (including the advisory fee incurred by the Company in any fiscal year in excess of 2% of the first $10 million of its average daily net assets for the fiscal year, 1.5% of the next $20 million of average daily net assets and 1% of the remainder. No reimbursements were required during the year ended June 30, 2005.

      Portfolios is the transfer agent for the Company. Applicable fees and expenses of $9,162 were incurred by the Company for the year ended June 30, 2005. In addition, under the terms of an administrative services agreement between Portfolios and the Company, Portfolios provides accounting services to the Company for an annual fee of $16,000 payable in equal monthly installments. At June 30, 2005, the Company owed Portfolios $13,477 in accrued investment advisory fees, transfer agent fees and administrative fees.

armstrong associates inc.-------------------------------------------------------

Note E -- Capital Stock

      On June 30, 2005, there were 6,000,000 shares of $1 par value capital stock authorized, and capital paid in was $9,389,529. Transactions in capital stock for the years ended June 30, 2005 and 2004 were as follows:


                                                           2005            2004
------------------------------------------------       --------        --------
Shares sold                                              65,654          87,342
Shares issued as reinvestment of dividends               67,927           8,709
------------------------------------------------       --------        --------
                                                        133,581          96,051
Shares redeemed                                         (58,582)        (70,321)
------------------------------------------------       --------        --------
   Net increase (decrease) in shares outstanding         74,999          25,730
================================================       ========        ========

Note F -- Distributions to Shareholders

      The tax character of distributions paid during the years ending June 30 was as follows:

                                    2005                        2004
-------------------------------------------------------------------------------
                             Amount      Per share      Amount       Per share
-----------------------   -----------   -----------   -----------   -----------
Distributions paid from
   Ordinary income        $        --   $        --            --            --
   Capital gains              844,770   $       .63       104,528   $       .08
-----------------------   -----------   -----------   -----------   -----------
                          $   844,770   $       .63   $   104,528   $       .08
=======================   ===========   ===========   ===========   ===========

Condensed Financial Information

Selected per Share Data and Ratios
                                   Per share income and capital changes for a share outstanding throughout the year ended June 30(a)
                                   -------------------------------------------------------------------------------------------------
                                        2005      2004     2003      2002      2001      2000     1999      1998     1997     1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  Beginning of year                  $ 12.20   $ 10.85  $ 10.43   $ 12.56   $ 15.70   $ 13.53  $ 12.14   $ 11.61  $ 10.45  $  9.70
Income (loss) from
  investment operations
    Net investment income (loss)         .02        --     (.01)     (.05)      .05       .01     (.01)      .03      .06      .05
    Net realized and unrealized
      gains (losses) on investments      .54      1.43      .44     (1.92)    (2.00)     2.64     1.89      1.38     1.64     1.10
-----------------------------------  -------   -------  -------   -------   -------   -------  -------   -------  -------  -------
Total from investment operations         .56      1.43      .43     (1.97)    (1.95)     2.65     1.88      1.41     1.70     1.15
Less distributions
  Dividends from net
    investment income                     --        --      .01       .05        --        --      .04       .05      .07      .02
  Distributions from net
    realized gains                       .63       .08       --       .11      1.19       .48      .45       .83      .47      .38
-----------------------------------  -------   -------  -------   -------   -------   -------  -------   -------  -------  -------
Net asset value, end of year         $ 12.13   $ 12.20  $ 10.85   $ 10.43   $ 12.56   $ 15.70  $ 13.53   $ 12.14  $ 11.61  $ 10.45
===================================  =======   =======  =======   =======   =======   =======  =======   =======  =======  =======
Total return                            4.64%    13.22     4.13    (15.85)   (12.99)    20.38    16.26     13.31    17.19    12.09
Ratios/supplemental data
  Net assets, end of period (000's)  $17,043   $16,227  $14,148   $13,875   $17,565   $20,126  $17,214   $15,213  $14,300  $13,100
  Ratio of expenses to average
    net assets                           1.3       1.2      1.3       1.2       1.2       1.2      1.2       1.3      1.4      1.4
  Ratio of net investment income
    to average net assets                 .2        --       --        --        .4        .1      (.1)       .2       .5       .5
  Portfolio turnover rate                  7%        5        4         7         9         6        3        20        7       19

Selected per Share Data and Ratios
                                   Per share income and capital changes for a share outstanding throughout the year ended June 30(a)
                                        --------------------------------------------------------------------------------------------
                                           1995     1994     1993     1992     1991      1990     1989     1988      1987     1986
-----------------------------------     --------------------------------------------------------------------------------------------
Net asset value,
  Beginning of year                     $  8.19  $  8.26  $  7.08  $  6.87  $  7.38   $  7.74  $  7.17  $  9.66   $  8.72  $  7.65
Income (loss) from
  investment operations
    Net investment income (loss)            .02       --      .02      .06      .16       .23      .24      .09       .10      .14
    Net realized and unrealized
      gains (losses) on investments        2.12      .10     1.19      .33     (.27)      .19      .67     (.53)     1.51     1.17
-----------------------------------     -------  -------  -------  -------  -------   -------  -------  -------   -------  -------
Total from investment operations           2.14      .10     1.21      .39     (.11)      .42      .91     (.44)     1.61     1.31
Less distributions
  Dividends from net
    investment income                       .04       --      .02      .15      .23       .24      .11      .14       .16      .24
  Distributions from net
    realized gains                          .59      .17      .01      .03      .17       .54      .23     1.91       .51       --
-----------------------------------     -------  -------  -------  -------  -------   -------  -------  -------   -------  -------
Net asset value, end of year            $  9.70  $  8.19  $  8.26  $  7.08  $  6.87   $  7.38  $  7.74  $  7.17   $  9.66  $  8.72
===================================     =======  =======  =======  =======  =======   =======  =======  =======   =======  =======
Total return                              27.32     1.13    17.12     5.79     (.92)     5.93    13.23    (6.27)    20.00    17.80
Ratios/supplemental data
  Net assets, end of period (000's)     $11,961  $ 9,255  $ 9,680  $ 9,366  $ 9,228   $ 9,770  $ 9,887  $10,435   $12,294  $11,714
  Ratio of expenses to average
    net assets                              1.8      1.8      1.8      1.9      1.9       1.8      1.9      2.0       1.7      1.6
  Ratio of net investment income
    to average net assets                    .2       --       .2       .8      2.3       2.9      3.0      1.3       1.0      1.6
  Portfolio turnover rate                    12       21       17       36       24        44       46       20        51       54

Selected per Share Data and Ratios
                                   Per share income and capital changes for a share outstanding throughout the year ended June 30(a)
                                   -------------------------------------------------------------------------------------------------
                                        1985     1984      1983    1982     1981     1980    1979    1978    1977     1976     1975
-----------------------------------  ----------------------------------------------------------------------------------------------
Net asset value,
  Beginning of year                  $  7.29  $ 10.22   $  7.10  $ 9.37   $ 7.74  $  7.06  $ 6.50  $ 5.68  $ 5.30  $  3.81  $  2.74
Income (loss) from
  investment operations
    Net investment income (loss)         .24      .16       .21     .41      .24      .23     .16     .08     .04      .03      .07
    Net realized and unrealized
      gains (losses) on investments     1.02    (2.51)     3.72   (1.28)    2.62     1.40     .84     .78     .38     1.53     1.04
-----------------------------------  -------  -------   -------  ------   ------  -------  ------  ------  ------  -------  -------
Total from investment operations        1.26    (2.35)     3.93    (.87)    2.86     1.63    1.00     .86     .42     1.56     1.11
Less distributions
  Dividends from net
    investment income                    .14      .20       .43     .19      .23      .13     .11     .04     .04      .07      .04
  Distributions from net
    realized gains                       .76      .38       .38    1.21     1.00      .82     .33      --      --       --       --
-----------------------------------  -------  -------   -------  ------   ------  -------  ------  ------  ------  -------  -------
Net asset value, end of year         $  7.65  $  7.29   $ 10.22  $ 7.10   $ 9.37  $  7.74  $ 7.06  $ 6.50  $ 5.68  $  5.30  $  3.81
===================================  =======  =======   =======  ======   ======  =======  ======  ======  ======  =======  =======
Total return                           19.10   (24.01)    61.27   (9.87)   38.04    24.08   15.17   15.31    8.05    42.06    41.46%
Ratios/supplemental data
  Net assets, end of period (000's)  $10,957  $ 9,788   $12,869  $7,669   $8,277  $ 5,777  $4,538  $3,886  $3,649  $ 3,785  $ 2,892
  Ratio of expenses to average
    net assets                           1.7      1.6       1.6     1.7      1.5      1.6     1.5     1.5     1.5      1.5      1.5
  Ratio of net investment income
    to average net assets                3.1      1.9       2.4     5.6      2.7      3.2     2.3     1.6     1.9       .8      2.7
  Portfolio turnover rate                 53       96        59      34       60      131      97     151     113      113      210%

(a) For a share outstanding throughout the year. Per share data has been rounded to nearest cent and adjusted to give effect to a 2-for-1 stock split, effective October 16, 1978, by means of a stock distribution.
(b) The Fund had no senior securities or outstanding debt during the thirty-one year period ended June 30, 2005.


12 The accompanying notes are an integral part of these financial statements. 13 armstrong associates inc.-------------------------------------------------------

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
Armstrong Associates, Inc.

We have audited the accompanying statement of assets and liabilities of Armstrong Associates, Inc., including the schedule of portfolio investments in securities as of June 30, 2005, and the related statements of operations and changes in net assets and the selected per share data and ratios for the year then ended. These financial statements and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audit. The statement of changes in net assets for the year ended June 30, 2004 and the selected per share data and ratios for each of the thirteen years in the period ended June 30, 2004, were audited by other independent certified public accountants whose report thereon dated July 16, 2004, expressed an unqualified opinion. The selected per share data and ratios for each of the seventeen years in the period ended June 30, 1991, were audited by other independent certified public accountants whose report thereon dated July 19, 1991, expressed an unqualified opinion.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States of America). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Armstrong Associates, Inc. as of June 30, 2005, the results of its operations, changes in its net assets and the selected per share data and ratios for the year ended June 30, 2005, in conformity with accounting principles generally accepted in the United States of America.


Farmer, Fuqua & Huff, P.C.
Plano, TX

July 14, 2005

-----------------------------------------------------------------------------aai

Officer and Director Information

The directors of Armstrong Associates have been elected by the fund's shareholders to oversee the fund's operation and ensure that management's actions are in line with the objectives and limitations detailed in the fund's prospectus as well as in the best interests of the shareholders. Each director serves the fund until the fund's termination or the director's resignation, removal or retirement.

Armstrong is the only mutual fund managed by Portfolios, Inc., the fund's advisor. The mailing address of the directors and officers of the fund is 750 N. St. Paul, Dallas, TX. 75201. Additional information about the directors is in Armstrong's Statement of Additional Information, available without charge from the fund.

Name                            Position With Fund   Principal Occupation(s)
Date Of Birth                   (Starting Year)      During Last 5 Years
--------------------------------------------------------------------------------
Officers/Directors

C.K. Lawson                     President,           President and Director,
Sept. 14, 1936                  Treasurer and        Portfolios, Inc.
                                Director
                                (1967)

Candace L. Bossay               Vice President       Vice President and
Oct. 12, 1948                   and Secretary        Secretary, Portfolios, Inc.
                                (1973)
--------------------------------------------------------------------------------
Independent Directors

Eugene P. Frenkel, M.D.         Director             Professor of Internal
Aug. 27, 1929                   (1981)               Medicine and Radiology
                                                     Southwestern Medical School

Douglas W. Maclay               Director             President, Maclay
Nov. 29, 1927                   (1967)               Properties Company

R.H. Stewart Mitchell           Director             Private Investor
Mar. 14, 1930                   (1982)

Cruger S. Ragland               Director             Retired President, Ragland
Aug. 7, 1933                    (1982)               Insurance Agency, Inc.
                                                     Director of Solar
                                                     Kinetics, Inc.

Ann D. Reed                     Director             Private Investor
Sept. 6, 1933                   (1981)
--------------------------------------------------------------------------------

Additional Fund Information

Proxy Voting Information

Shareholders can obtain a free copy of Armstrong's proxy voting policies and procedures and voting record over the most recent 12 months ending June 30 upon request to: Armstrong Associates, Inc. 750 N. St. Paul St., Ste. 1300, Dallas, Texas 75201, (214) 720-9101, or at the SEC's website, www.sec.gov.

Armstrong's Portfolio Information

Armstrong files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q is available on the SEC's website at http://www.sec.gov. In addition the Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Custodian
Union Bank of California, N.A.
San Francisco, California

Transfer Agent
Portfolios, Inc.
Dallas, Texas

Auditors
Farmer, Fuqua & Huff, P.C.
Plano, Texas

Investment Advisor
Portfolios, Inc.
Dallas, Texas

This report is prepared for the information of the shareholders of Armstrong Associates, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

                                      ---
                                      aai
                                      ---

                           armstrong associates inc.

                750 N. St. Paul, LB 13 Suite 1300 Dallas, Texas
                   75201-3250 (214)720-9101 (214)871-8948 FAX

ITEM 2. CODE OF ETHICS.

      The Registrant adopted a Code of Ethics as of May 17, 1995, amended May 26, 2000 and revised and amended April 6, 2005. All employees of the Registrant, including the Registrant's principal executive officer and principal financial officer, are covered by the requirements of the Code of Ethics.

      A copy of the Registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      The Audit Committee of the Registrant's Board of Directors (the "Audit Committee") does not have an "audit committee financial expert", as defined in Section 407(c) of the Sarbanes-Oxley Act. The Registrant believes that the experience provided by each member of the Audit Committee provides the Registrant satisfactory oversight for the Registrant's level of financial and organizational complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees for years ended June 30, 2004 and 2005

      The aggregate audit fees billed to the Registrant for professional services rendered by the Registrant's principal accountant were $12,500 in 2004 and $12,500 in 2005.

      (b) Audit-Related Fees

      None

      (c) Tax Fees

      The aggregate tax fees billed for professional services rendered by the principal accountant to the Registrant were $4,300 in 2004 and $4,900 in 2005.

      (d) All Other Fees

      There were no other fees billed to the Registrant by the principal accountant for 2004 or 2005.

      (e) (1) Pursuant to the Sarbanes-Oxley Act, it is the policy of the Registrant to have all services performed by the Registrant's principal accountant for the Registrant pre-approved by the Registrant's Audit Committee.

      (2) 0% of items performed in (b) through (d), above, during 2004 and 2005 were pre-approved by the Registrant's Audit Committee.

      (f) Not Applicable

      (g) Aggregate non-audit fees billed by the principal accountant to the Registrant and to the Registrant's Investment Advisor were $8,235 in 2004 and $8,575 in 2005.

      (h) The Registrant's Audit Committee has considered the amount of the non-audit services that were rendered to the Registrant's Investment Advisor of $3,935 and $3,675 for 2004 and 2005, respectively, and concluded that the services and the related revenue for such services to the principal account were compatible with the maintenance of the independence of the principal accountant in regard to the audit and tax services provided to the Registrant.

ITEM 5. NOT APPLICABLE.

ITEM 6. INCLUDED IN ITEM 1 OF THIS FORM.

ITEM 7. NOT APPLICABLE.

ITEM 8. NOT APPLICABLE.

ITEM 9. NOT APPLICABLE.

ITEM 10. NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) Based on review and evaluation, the Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within the 90 day period proceeding the filing date of this document.

      (b) There were no significant changes in the Registrant's internal controls or in other factors that could materially affect these controls over financial reporting (as defined by Rule 30a-3(d) of the 1940 Act) within the period from December 31, 2004, through June 30, 2005, and, subsequently, up to the date of this filing, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics is attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Armstrong Associates, Inc.

By /s/ C. K. Lawson
   -------------------
   C. K. Lawson
   President (CEO) and
   Treasurer (CFO),
   Armstrong Associates, Inc.

September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company of Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ C. K. Lawson
   -------------------
   C. K. Lawson
   President (CEO) and
   Treasurer (CFO),
   Armstrong Associates, Inc.

September 7, 2005